Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Operating
Leases
Year ending December 31:
2021	$11,775
2022	11,066
2023	10,274
2024	9,934
2025	9,558
Thereafter	21,081
Total lease payments	73,688
Less: imputed interest	(12,910)
Total operating lease liability	$60,778